Note 20 - Financial Instruments, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Dec. 31, 2010
Assets
Marketable securities	$ 18,557
Foreign exchange derivatives (Note 19)	117
Commodity derivatives (Note 19)	48
Total assets	18,722
Liabilities
Commodity derivatives (Note 19)	(42)
Total liabilities	(42)
Level 1 [Member]
Assets
Marketable securities	18,557
Foreign exchange derivatives (Note 19)	0
Commodity derivatives (Note 19)	15
Total assets	18,572
Liabilities
Commodity derivatives (Note 19)	(40)
Total liabilities	(40)
Level 2 [Member]
Assets
Marketable securities	0
Foreign exchange derivatives (Note 19)	117
Commodity derivatives (Note 19)	1
Total assets	118
Liabilities
Commodity derivatives (Note 19)	(2)
Total liabilities	(2)
Level 3 [Member]
Assets
Marketable securities	0
Foreign exchange derivatives (Note 19)	0
Commodity derivatives (Note 19)	32
Total assets	32
Liabilities
Commodity derivatives (Note 19)	0
Total liabilities	$ 0